091-06803-fn

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

Estimated average burden hours per response: 2.00

RECEIVED
2009 NOV -9 PM 1:42
SEC / TM

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

10045417

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Corporation**

3. Class of New Derivative Securities Product:

**Index-Linked Securities**

4. Name of Underlying Instrument:

**Russell 2000 Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**RIH**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**Nasdaq Stock Market; New York Stock Exchange, NYSE Amex, NYSE Arca**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Janet M. Kissane**

Title:

**Corporate Secretary**

Telephone Number:

**(212) 656-2039**

Manual Signature of Official Responsible for Form:

Janet M Kissane

**November 6, 2009**

SEC 2449 (1/99)

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | NOV 9 2009 |

Janet Kissane
*Corporate Secretary*

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.3939
jkissane@nyx.com

RECEIVED
2009 NOV -9 PM 1:40
SEC / TM

NYSE Arca

**Via Overnight Mail**

November 6, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: Form 19b-4(e) – Bank of America / UBS AG**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Market-Linked Step Up Return Notes linked to the Russell 2000 Index due October 28, 2011 (Ticker Symbol RIH)
- Market-Linked Step Up Return Notes linked to the S&P 500 Index due October 28, 2011 (Ticker Symbol SKN)
- UBS AG E-Tracs linked to the Dow Jones-UBS Commodity Index Return due October 31, 2039 (Ticker Symbol DJCI)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet M Kissane

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

| | |
|---|---|
| **Act** | Securities Exchange Act of 1934 |
| **Section** | 19b-4 |
| **Rule** | 19b-4(e) |
| **Public Availability:** | NOV 9 2009 |